Income tax benefit/(expense) - Summary of Amounts That Would Be Recognized Directly in Equity if Brought to Account (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Amounts that would be recognized directly in equity if brought to account
Current tax recorded in equity (if brought to account)	$ (1,329)	$ (1,716)	$ (142)
Deferred tax recorded in equity (if brought to account)	1,029	839	715
Current and deferred tax relating to items credited (charged) directly to equity	$ (300)	$ (877)	$ 573